Operations	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Operations
1.	Operations
Embraer S.A. (“Embraer” or “the Company”) is a publicly held company incorporated under the laws of the Federative Republic of Brazil (“Brazil”) with headquarters in São José dos Campos, State of São Paulo. The corporate purpose of the Company is:

(i)	To design, build and market aircraft and aerospace materials and related accessories, components and equipment.

(ii)	To perform and carry out technical activities related to the manufacturing and servicing of aerospace materials.

(iii)	To contribute to the training of technical personnel as necessary for the aerospace industry.

(iv)	To engage in and provide services for other technological, industrial, commercial and service activities related to the aerospace industry.

(v)
To design, build and trade in equipment, materials, systems, software, accessories and components for the defense, security and energy industries, as well as promote and carry out technical activities related to the manufacturing and servicing thereof.

(vi)	To conduct other technological, manufacturing, trading and services activities related to the defense, security and energy industries.
The Company’s shares (B3: EMBR3, NYSE: ERJ) are listed in the enhanced corporate governance segment of the Stock Exchange in Brazil (“B3”), known as the New Market (“Novo Mercado”). Embraer S.A. has also issued American Depositary Shares (evidenced by American Depositary Receipts - ADRs) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”).
These financial statements were authorized by Management on March 30, 2023.
1.1 Significant events in the fiscal year and its impacts in the consolidated financial statements
1.1.1 Impacts of the
COVID-19
pandemic
The updated status and related impacts on the Company’s segments are detailed below.
Defense & Security
In the last quarter of 2022, the Defense & Security segment continues to be impacted by the
COVID-19
global pandemic, in terms of operations and supply chain. The vendors’ level of production has shown recovery, but are still below the pre-pandemic
levels, jeopardizing their ability to deliver parts and goods on time. Import and export logistics are still suffering with longer cycles and higher costs. The Company has taken actions to overcome the challenges imposed by the
COVID-19
pandemic, and to minimize its impacts on Defense deliveries, and is following the sanitary measures to fight the
COVID-19.
On
October 21, 2022, the Company reached a new contractual agreement with the Brazilian Air Force, reducing the total number of KC-390 Millennium aircraft to be acquired from 22 to 19, with deliveries scheduled through 2034. The negotiation was successfully concluded between the parties, preserving the Company’s cash flow, ensuring the economic and financial viability of the project. The negotiation was successfully concluded between the parties and does not allow further reductions by the Brazilian Air Force.

Executive Aviation
During 2022, the Executive Aviation
segment
continued its recovery trajectory in the face of the post-pandemic scenario. The effect of
COVID-19
and its variants upon demand did not have significant negative impacts during the year and the main risks to market growth lie in the possibility of discontinuities in the supply of some parts and supplies to fleet maintenance and the manufacture of new aircraft.
On the date of this report, the production lines of our Executive Aviation products are able to maintain planned supply levels without further shortages. The Company continue to oversee risks and control the supply chain, accommodating demand to avoid obstacles that may yet arise from this global crisis.
In 2022 no postponements or cancellations of orders were observed. The Company delivered a total of 102 executive jets in 2022, thus achieving a 9.6% increase over the volume delivered in the previous year.
Commercial Aviation
In the Commercial Aviation segment, the extensive traffic disruption caused by COVID-19 affected our supplier’s and customer’s operations throughout the world, similar to the effects observed in the market worldwide. As a result of COVID-19, industrial sector is suffering impacts related to the supply chain, which has affected Embraer in the same way. In 2022, the most significant impacts were attributable by supplier delays.
Services & Support
Embraer Services & Support is a segment focused on providing parts, flight hour solutions, maintenance, training, and engineering products and services for Embraer operators in the Commercial, Executive, Defense & Security segments.
Embraer has maintained positive results through its ability to support customer needs, convert commercial opportunities into new businesses, and contract renewals as the market had gradually and cautiously been recovering its activities.
The slight year-over-year revenue improvement comes despite ongoing challenges in the aerospace industry as a reflection of the pandemic. The most critical of these are worldwide materials shortages and supply chain constraints which are affecting availability of spare parts inventories, delaying repair turnaround time, and increasing the quantity of back-ordered items.
The trend is the increase in international and domestic commercial flights. In the executive jet aviation, the numbers are already higher than pre-pandemic
period.
1.1.2 Completion of transaction with Zanite Acquisition Corporation and listing of Eve on the NYSE
On May 9, 2022, in accordance with terms of the Business Combination Agreement entered into on December 21, 2021, between Embraer, two of its wholly owned subsidiaries Embraer Aircraft Holding, Inc. (“EAH”) and Eve UAM, LLC (“Eve”), and Zanite Acquisition Corp. (“Zanite”), a Special Purpose Acquisition Company – SPAC incorporated in 2020, the closing of the Business Combination occurred, pursuant to which Zanite issued 220,000,000 shares to EAH in exchange for the transfer by EAH to Zanite of all of the issued and outstanding equity interests of Eve. As a result, Eve is now a wholly owned subsidiary of Zanite, which has changed its name to Eve Holding, Inc. Eve Holding, Inc. (EVEX) is an emerging growth company and non-accelerated filer with securities listed on the NYSE. Embraer holds 90.2% of EVEX ownership interests upon the completion of Business Combination. Further details in relation to the accounting impacts of Business Combination process to Embraer consolidated financial statements are presented on Note 12.3. In the 4th quarter of 2022, due to the new warrants for PIPE investors, as well as the exercise of some warrants, EAH’s final interest on December 31, 2022, decreased to 89.7%
.

1.1.3 Completion of the divestment plan related to the Évora (Portugal) industrial facilities
The Company concluded on May 2, 2022, the sale of all the shares of the subsidiaries Embraer Portugal Estruturas Metálicas S.A. and Embraer Portugal Estruturas em Compósitos S.A. to Aernnova Aerospace, SAU
,
based on the terms of the binding agreement signed on January 11, 2022. The final adjusted price for the transaction was US$ 175.0, resulting in a cash inflow of US$
158.2
presented as investin
g
activities in the statements of the cash flows. Further details are presented in Note
15
.
1.1.4 Russia - Ukraine conflict
The Company has suspended the supply of parts, maintenance and technical support services for certain customers to comply with the sanctions imposed on Russia, Belarus and certain regions of Ukraine by laws of jurisdictions to which Embraer is subject.
The Company continues to monitor its supply chain in view of the uncertainties related to the conflict between Russia and Ukraine and the challenges of the current macroeconomic scenario, as well as the impacts of inflation, gas and energy prices. Embraer will continue to monitor the evolution and developments of the conflict and its impacts on the Company’s operations, customers and suppliers. The Company has no material assets or liabilities exposed to Russia, Belarus, or Ukraine as of December 31, 2022, therefore no relevant accounting impact was identified at the date of authorization for issuance of these consolidated financial statements.
1.1.5 Pause in the E175-E2 jet development program
The Company’s Board of Directors approved on February 18, 2022, a three-year pause in its E175-E2 jet development program. As in previous years, the re-programing of activities is associated with the ongoing US mainline scope clause discussions with the pilot unions regarding the maximum take-off weight (MTOW) limitation for aircraft with up to 76 seats, together with current global market conditions for commercial aviation and the continuing interest in the current E175 jet in the US market.
The Company expects to resume the program development activities following the aforementioned period, which will result in a re-programming of the aircraft entry into service between 2027 and 2028.
The impacts on the future cash flows of the E2 Platform cash-generating unit (CGU) related to the pause in the E175-E2 jet development program were considered by Management in the impairment test of this CGU on December 31, 2022, and no impairment losses were identified. In addition, there were no impairment indicators in this CGU for the year ended on December 31, 2022 (Note17).
1.1.6 Tender Offer
On March 1, 2022, under a Tender Offer, Embraer S.A. repurchased and canceled US$ 287.8 in principal amount of notes issued, in which US$ 59.2 are notes issued by Embraer S.A. maturing in 2022 with an interest of 5.15% p.a. and US$ 228.6 are notes issued by Embraer Overseas Limited and guaranteed by Embraer S.A., with an interest of 5.696% p.a., and maturing in 2023.
In 2022, the Senior unsecured notes repurchased were derecognized. The Company recognizes as a financial expense the difference between the carrying amount of the repurchased portion (amortized cost) and the amount paid, totaling US$ 12.1 (Note 32).
1.1.7 Investment agreement for non-controlling interest in XMobots
On September 16, 2022, the Company signed an investment agreement for non-controlling interest in XMobots, a company specializes in the development and manufacture of high-performance VTOL drones and related technologies.
By the application of resources in XMobots, the Company holds, in the amount of US$ 3.8 million (R$ 20 million), 158,508 class A3 preferred shares, convertible into common shares and with voting rights, representing 10.24% of the voting and total share capital of XMobots.
The closing term of the transaction between the parties was signed on November 8, 2022.